RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
22.	RELATED PARTY BALANCES AND TRANSACTIONS

In the years ended December 31, 2013, 2014 and 2015, the Group purchased certain media information system amounting to $27, $66 and $82, respectively, from Rujia. As of December 31, 2014 and 2015, the amounts due to Rujia were $10 and $44, respectively, and the amounts due from Rujia for guarantee deposit were $24 and $23, respectively.

Pursuant to a series of agreements, dated April 30, 2014, Super TV transferred a portion of its equity interest in Cyber Cloud to Yuewu Yuntian, an entity in which the Chief Technology Officer, at that time, of the Company was able to exercise significant influence. Concurrently, Yuewu Yuntian transferred its equity interest in Xinsi Yijia to Cyber Cloud (Note 21(a)).